INCOME TAX - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Statutory Dutch income tax rate reconciled to the company's effective income tax rate
Expected expense/(income) at Dutch statutory income tax rate of 25%	₽ (1,806)	$ (24.3)	₽ 9,136	₽ 5,680
Effect of:
Tax on inter-company dividends	(617)	(8.3)	936	764
Non-deductible share-based compensation	5,207	70.1	3,932	2,464
Other expenses not deductible for tax purposes	2,015	27.1	1,977	1,911
Accrual of unrecognized tax benefit	949	12.8	121	319
Reversal of prior year unrecognized tax benefit accrual following tax audits				(417)
Equity method loss of Yandex.Market			618	1,088
Effect of consolidation of Yandex Market			(4,807)
Effect of the revaluation of investment in Clickhouse	(871)	(11.7)
Effect of the contribution to a not-for-profit organization	374	5.0
Effect of the disposal of intercompany investments	(1,462)	(19.7)
Difference in foreign tax rates	(1,754)	(23.6)	(2,244)	(2,381)
Change in valuation allowance	5,145	69.3	3,428	2,316
Other	250	3.3	96	(88)
Income tax expense	₽ 7,430	$ 100.0	₽ 13,193	₽ 11,656